Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 81,122	$ 72,301	$ 238,222	$ 214,953	$ 289,545	$ 312,054
Cost of revenues	41,852	37,738	120,161	111,472	147,732	160,845
Gross profit	39,270	34,563	118,061	103,481	141,813	151,209
Operating expenses
General and administrative	14,353	14,281	46,366	42,534	58,509	55,005
Research and development	2,770	1,828	7,341	5,134	7,167	5,945
Sales and marketing	9,765	9,155	29,338	29,460	38,395	48,517
Impairment of intangible asset	22,529		22,529		0
Depreciation and amortization	7,512	9,234	22,636	27,135	35,955	39,149
Total operating expenses	56,929	34,498	128,210	104,263	140,026	148,616
Income (loss) from operations	(17,659)	65	(10,149)	(782)	1,787	2,593
Other (income) expenses
Other (income) expense	(15)	11	10	102	118	308
Change in fair value of Private Warrants	64		(1,651)
Loss on debt extinguishment			7,257			7,203
Interest expense	12,792	12,371	37,584	38,303	50,659	48,377
Loss before income taxes	(30,500)	(12,317)	(53,349)	(39,187)	(48,990)	(53,295)
Income tax (benefit) provision	(969)	390	(97)	964	936	719
Net loss	(29,531)	(12,707)	(53,252)	(40,151)	(49,926)	(54,014)
Other comprehensive income (loss), net of tax
Foreign currency translation	(1,812)	2,242	(3,559)	547	4,947	311
Total other comprehensive income (loss), net of tax	(1,812)	2,242	(3,559)	547	4,947	311
Comprehensive loss	$ (31,343)	$ (10,465)	$ (56,811)	$ (39,604)	$ (44,979)	$ (53,703)
Net loss per share - basic and diluted	$ (0.69)	$ (0.30)	$ (1.25)	$ (0.94)	$ (1.17)	$ (1.27)
Weighted average shares outstanding - basic and diluted	42,637,315	42,529,017	42,577,128	42,529,017	42,529,017	42,425,295